Taxation - Summary of Net Operating Loss Carryforwards (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	$ 53,161
2016 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	1,398
2017 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	889
2018 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	6,191
2019 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	3,647
2020 and thereafter [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	$ 41,036